Label	Element	Value
Aberdeen Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Emerging Markets Debt Local Currency Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aberdeen Emerging Markets Debt Local Currency Fund (the “Emerging Markets Debt Local Currency Fund” or the “Fund”) seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales - Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.38%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Emerging Markets Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or (iii) alone or on a consolidated basis derive the highest concentration of their annual revenue or earnings from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

As noted above, the Fund focuses on emerging market debt securities denominated in the local currencies. The Fund may also invest in private placements including securities issued under Rule 144A or Regulation S (“Regulation S Securities”).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Emerging Markets Debt Local Currency Fund.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities (commonly referred to as “junk bonds”). The Fund may invest in securities of any maturity.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the Fund as a whole, and then construct a broad, risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.  Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps (“CDS”) (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund’s exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhancepotential gains.   The base currency of the Fund is the U.S. Dollar.  Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different from the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund’s currency exposure and interest rate swaps are primarily used to manage the Fund’s interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy, the market value of the derivative would be included to meet the 80% minimum.  For additional information regarding derivatives, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

The Emerging Markets Debt Local Currency Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Call and Redemption Risk — Some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Derivatives Risk (including Options, Futures and Swaps) — Derivatives are speculative and may hurt the Fund’s performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk — To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk — Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk — Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Extension Risk — Principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Foreign Government Securities Risk — Debt securities issued by foreign governments are often supported by the full faith and credit of the foreign governments.  These foreign governments may permit their subdivisions, agencies or instrumentalities to have the full faith and credit of the foreign governments.  The issuer of foreign government securities may be unwilling or unable to pay interest or repay principal when due. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by a number of political, economic, financial and other factors.  A Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities.  A foreign government’s default on its debt securities may cause the value of securities held by a Fund to decline significantly.

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

High-Yield Bonds and Other Lower-Rated Securities Risk — The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Interest Rate Risk — The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.  In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Non-Diversified Fund Risk — Because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds.   As a result, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Non-Hedging Foreign Currency Trading Risk — Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser’s expectations may produce significant losses to the Fund.

Prepayment Risk — As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Private Placements and Other Restricted Securities Risk — Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

Securities Selection Risk — The investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

Valuation Risk — The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments decreases, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds. As a result, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Emerging Markets Debt Local Currency Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of the J.P. Morgan GBI-EM Global Diversified Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Debt Local Currency Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Institutional Class Shares* (Years Ended Dec. 31)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The Annual Total Returns shown above represent a different class than the class selected for the Prospectus dated February 27, 2015. Both classes commenced operations on the same date.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 9.05% - 1st quarter 2012 Lowest Return: -13.05% - 3rd quarter 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.05%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Annual Total Returns shown above represent a different class than the class selected for the Prospectus dated February 27, 2015. Both classes commenced operations on the same date.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
Aberdeen Emerging Markets Debt Local Currency Fund | J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Aberdeen Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	1.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,784
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Aberdeen Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	793
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,108
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Aberdeen Emerging Markets Debt Local Currency Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,718
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,121
Annual Return 2012	rr_AnnualReturn2012	16.92%
Annual Return 2013	rr_AnnualReturn2013	(10.67%)
Annual Return 2014	rr_AnnualReturn2014	(7.02%)
Annual Return 2015	rr_AnnualReturn2015	(16.28%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.18%)
Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.96%)
Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,042
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.